Shareholder Report, Average Annual Return (Details)	12 Months Ended	19 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	21.76%		12.55%	7.47%
Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	15.37%		11.26%	7.94%
Institutional Class [Default Label]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%		11.78%	8.45%
Institutional class
Average Annual Return [Line Items]
Average Annual Return, Percent	19.44%	15.30%
Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	18.39%		11.59%	4.83%
S&P 500 Index Select
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%		15.90%	12.96%
S&P 500 Inv
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%		15.90%	12.96%
S&P 500 Inst
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%		15.90%	12.96%
Cboe Buy Write [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.55%	12.55%
S&P 500 Index Enhanced
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%	25.58%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%		15.90%	12.96%